UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bellman Walter Capital LLC
Address:  50 California Street, Suite 2500
          San Francisco, CA 94111

Form 13F File Number:
Central Index Key (CIK) Number:  0001453389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Person Signing this Report on Behalf of Reporting Manager:
Name:    Peter K. Ashby
Title:   Chief Financial Officer
Phone:   (415) 632-4000

Signature Place and Date of Signing:


Peter K. Ashby                San Francisco CA        February 16, 2009

Report Type (Check only one.):

_X__  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
 -
      manager are reported in this report.)

_ _ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            24

Form 13F Information Table Value Total:            113,775 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

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
NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.   OTHER
                           OF CLASS CUSIP        1000      SHARES      PRN  CALL  DISC.  MGR         VOTING AUTH
                                                                                                      SOLE SHR  NONE

ALCOA INC                  CALL     013817901    0         50000       SH   CALL  SOLE                   0
ARCH CAPITAL GROUP LTD     COM      G0450A105    4557      65000       SH         SOLE               65000
DATA DOMAIN INC            COM      23767P109    167       8900        SH         SOLE                8900
FRONTIER OIL CORP          COM      35914P105    2526      200000      SH         SOLE              200000
GENENTECH INC              COM      368710406    11607     140000      SH         SOLE              140000
GENENTECH INC              CALL     368710906    675       150000      SH   CALL  SOLE                   0
INFINERA CORP              COM      45667G103    448       50000       SH         SOLE               50000
INTEL CORP                 COM      458140100    10629     725000      SH         SOLE              725000
NETLOGIC MICROSYSTEMS INC  COM      64118B100    1101      50000       SH         SOLE               50000
NOVELLUS SYSTEMS INC       COM      670008101    4134      335000      SH         SOLE              335000
NVIDIA CORP                COM      67066G104    3632      450000      SH         SOLE              450000
PARTNERRE LTD              COM      G6852T105    4633      65000       SH         SOLE               65000
PETROHAWK ENERGY CORP      COM      716495106    4689      300000      SH         SOLE              300000
PHILIP MORRIS              COM      718172109    2176      50000       SH         SOLE               50000
INTERNATIONAL
PMC-SIERRA INC             COM      69344F106    2855      587479      SH         SOLE              587479
POWERSHARES DB             COM      73936B408    7854      300000      SH         SOLE              300000
AGRICULTURE FUND
SPDR TRUST SERIES 1        PUT      78462F953    761       300000      SH   PUT   SOLE                   0
TERADYNE INC               COM      880770102    8229      1950000     SH         SOLE             1950000
TESORO CORP                COM      881609101    10536     800000      SH         SOLE              800000
TRANSOCEAN LTD. CMN        COM      G90073100    11633     246200      SH         SOLE              246200
TYCO INTERNATIONAL LTD     PUT      G9143X958    35        100000      SH   PUT   SOLE                   0
VALERO ENERGY CORP         COM      91913Y100    10279     475000      SH         SOLE              475000
WESTERN DIGITAL CORP       COM      958102105    10591     925000      SH         SOLE              925000
YAHOO! INC                 CALL     984332906    31        100000      SH   CALL  SOLE                   0
